FINANCIAL INSTRUMENTS BY CATEGORY	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments by category
14.	FINANCIAL INSTRUMENTS BY CATEGORY

	2020	2021
	RMB’000	RMB’000
Financial assets
Financial assets at amortized cost
Trade receivables and other receivables excluding prepayments (Notes 19 and 20)	4,317,539	4,812,699
Term deposits (Note 16)	220,000	220,000
Cash and cash equivalents (Note 21)	1,485,232	1,499,462
Long-term receivable (Note 17)	23,734	20,226
FVOCI (Note 15)	377,631	463,696

Total	6,424,136	7,016,083

	2020	2021
	RMB’000	RMB’000
Financial liabilities
Liabilities at amortized cost
Trade and bill payables and other payables excluding non-financial liabilities (Notes 26 and 28)	3,417,934	4,483,180
Payables for fixed assets and construction-in-progress	2,914,696	2,776,708
Dividends payable	13,749	13,746
Lease liabilities	1,377,573	1,384,084

Total	7,723,952	8,657,718